[Letterhead of Wachtell, Lipton, Rosen & Katz]

April 29, 2013

VIA E-MAIL AND EDGAR

Mr. Mark S. Webb

Legal Branch Chief

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	First PacTrust Bancorp, Inc.
Amendment No. 2 to Registration Statement on Form S-4
Filed April 11, 2013
File No. 333-185869
Form 10-K for the Year Ended December 31, 2012
Filed March 28, 2013
File No. 001-35522

Dear Mr. Webb:

On behalf of First PacTrust Bancorp, Inc. (the “Company”), and in response to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to the second amendment to the Company’s registration statement on Form S-4 filed with the Commission on April 11, 2013 (“Amendment No. 2” and the registration statement, as amended, the “Registration Statement”) contained in your letter dated April 18, 2013 (the “Comment Letter”), I submit this letter containing the Company’s responses to the Comment Letter. In connection with this letter, we are filing an exhibit-only, third amendment to the Registration Statement (“Amendment No. 3”) on the date hereof. Reference is made to the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2012, filed with the Commission on March 28, 2013 (File No. 001-35522) (the “2012 10-K”).

The responses set forth in this letter are numbered to correspond to the numbered comments in the Comment Letter. For your convenience, we have set out the text of the comments from the Comment Letter followed by our response. Page numbers referenced in the responses refer to page numbers in the 2012 10-K, as indicated.

Registration Statement on Form S-4

Legality Opinion; Exhibit 5.1

Mark S. Webb

United States Securities and Exchange Commission

April 29, 2013

1.	Please revise the legality opinion to remove the assumptions in the first complete sentence on page 2. Counsel cannot assume that upon which they have been asked to opine. See Staff Legal Bulletin 19 (October 14, 2011).

RESPONSE: The legality opinion has been revised in response to the Staff’s comment and the revised opinion has been re-filed as Exhibit 5.1 to Amendment No. 3 to the Registration Statement.

Form 10-K for Fiscal Period Ended December 31, 2012

Lending Activities, page 7

2.	Please refer to the response to comment 5 of our February 15, 2013 letter and address the following:

•	Please revise future filings to specifically disclose why the revisions made in response to the bullet points in this comment do not include comparable information for earlier periods.

RESPONSE: In response to the Staff’s comment, the Company intends to revise future filings to specifically disclose that certain historical information relating to the Company’s activity in its non-traditional Green Account loans is not available. Specifically, in connection with the following table, which appears on page 83 of the 2012 10-K, the Company intends to include the below italicized language in future filings:

The table below represents the Company’s activity in our non-traditional green accounts as of the dates indicated:

Beginning Balance January 1, 2012*	$219,502
Principal Advances	5,692
Interest Advances	3,052
Payoffs	(23,242)
Principal Payments	(4,006)
Refinances	(2,371)
Transfers to OREO	(276)

Ending Balance December 31, 2012	$198,351

*	The historical data for prior periods as of or prior to December 31, 2011 is not available as a result of a loan data conversion in the third quarter of 2011. The Company plans to provide this information on a going-forward basis, in tabular form, for future, comparable prior periods.

Mark S. Webb

United States Securities and Exchange Commission

April 29, 2013

•

We note that you refer to your second lien home equity lines of credit as HELOCs and that you refer to your Green Accounts, which are first lien home equity lines of credit, as real estate 1-4 family first mortgages in your tabular loan portfolio disclosures and related discussions. Given the significant difference in the credit risks between 1-4 family first mortgages and 1-4 family first mortgage HELOCs, please revise your tabular loan portfolio presentations and discussions in future filings to clearly set forth Green Accounts as HELOCs.

RESPONSE: Please see the table below, reflecting information as of December 31, 2012, the relevant form of which the Company intends to include in future quarterly and annual filings with the Commission. In addition, the Company intends to make corresponding revisions to all other tabular loan portfolio presentations and discussions in future filings to indicate that the Company’s Green Account loans are HELOCs:

As of December 31, 2012 the Company had the following balances in its loan and lease portfolio:

	December 31, 2012
	Non-Traditional Mortgages (NTM)	Traditional Loans	Total NTM and Traditional Loans	Purchased Credit Impaired	Total Loans and Leases Receivable
Commercial
Commercial and industrial	$—	$73,585	$73,585	$6,808	$80,393
Real estate mortgage	—	318,051	318,051	21,837	339,888
Multi-family	—	112,829	112,829	845	113,674
SBA	—	30,512	30,512	5,608	36,120
Construction	—	6,648	6,648	—	6,648
Lease financing	—	11,203	11,203	—	11,203
Consumer:
Real estate 1-4 family first mortgage	162,240	211,527	373,767	65,066	438,833
Green Account Loans (HELOCs)—First Liens	198,238	—	198,238	—	198,238
Green Account Loans (HELOCs)—Second Liens	7,766	—	7,766	—	7,766
Other HELOCs, home equity loans, and other consumer installment credit	—	13,740	13,740	56	13,796

Total	$368,244	$778,095	$1,146,339	$100,220	$1,246,559

Percentage to total gross loans	29.5%	62.4%	92.0%	8.0%	100.0%
Net deferred loan costs					$447
Unamortized purchase premium					1,465
Allowance for loan losses					(14,448)

Loans and leases receivable, net					$1,234,023

In the event that the Company requests acceleration of the effective date of the Registration Statement, the Company acknowledges that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•

the Company may not assert Staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Thank you for your time and consideration. Should you have any questions or comments regarding the foregoing or the revisions to the Registration Statement, please do not hesitate to contact me at (212) 403-1341 or by email at MMGuest@wlrk.com, or my colleague Edward J. Lee at (212) 403-1155 or by email at EJLee@wlrk.com.

Sincerely,

/s/ Matthew M. Guest

Matthew M. Guest

cc.	Via E-mail
John C. Grosvenor
First PacTrust Bancorp, Inc.